Post-employment benefit obligations (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation that would have been caused by a 1% decrease in discount rate	$ 6,100	$ 4,900
Increase (decrease) in defined benefit obligation that would have been caused by a 1% increase in discount rate	$ 100	$ 100
Expected percentage return on plan assets	3.20%	4.20%
Expected contributions to pension benefit plans	$ 2,200	$ 1,000
Actuarial gain (loss) on post-employment benefit obligations	$ 2,529	1,792
Expected average service life of active plan participants	9 years
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation	$ 34,000	29,500
Increase (decrease) in defined benefit obligation 1% increase	34,000	29,500
Top of range [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation	40,100	34,400
Increase (decrease) in defined benefit obligation 1% increase	$ 34,100	$ 29,600